Income Taxes - Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Loss carry fowards	$ 1,157,000	$ 336,050
Valuation allowance for deferred tax assets	(1,157,000)	(336,050)
Net deferred tax assets	$ 0	$ 0